Investment Objectives and Goals - MFS Inflation-Adjusted Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Inflation-Adjusted Bond Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return that exceeds the rate of inflation over the long-term, with an emphasis on current income, but also considering capital appreciation.